UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2024

Unaudited

Stone Ridge Reinsurance Risk Premium Interval Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2024	$59,210,724	5.5%

2025	39,113,528	3.7%

2026	85,741,398	7.9%

2027	59,551,650	5.5%

2028	12,120,722	1.1%

2029	265,801	0.0%

Not Applicable(1)	655,216,640	60.6%

Other(2)	169,411,569	15.7%
Net Assets	$1,080,632,032

(1)	Preference shares and private fund units do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR		VALUE
EVENT LINKED BONDS - 23.6% (a)
Chile - 0.3%
Earthquake - 0.3%
IBRD CAR 131, 10.11% (SOFR + 4.79%), 03/31/2026 (Acquired 03/17/2023 - 02/29/2024; Cost $2,958,131) (b)(c)(d)		$2,946,000	$2,985,182

Europe - 0.5%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 10.31% (3 Month EURIBOR + 6.50%), 04/20/2028 (Acquired 03/21/2024; Cost $681,786) (b)(c)(d)	EUR	628,000	670,169

Multiperil - 0.1%
King Max Re DAC, 8.91% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/08/2023; Cost $833,136) (b)(c)(d)		774,000	833,820
Lion III Re DAC 2021-1, 8.04% (3 Month EURIBOR + 4.13%), 07/16/2025 (Acquired 06/30/2023; Cost $435,120) (b)(c)(d)		404,000	423,324
Taranis Re DAC 2023-1 Class A, 12.15% (3 Month EURIBOR + 8.25%), 01/21/2028 (Acquired 11/29/2023; Cost $282,018) (b)(c)(d)		257,000	282,060

			1,539,204

Windstorm - 0.3%
Eiffel Re 2023-1 Class A, 7.15% (3 Month EURIBOR + 3.25%), 01/19/2027 (Acquired 06/22/2023; Cost $1,175,736) (b)(c)(d)		1,073,000	1,155,242
Hexagon IV Re 2023-1 Class A, 12.40% (3 Month EURIBOR + 8.50%), 01/21/2028 (Acquired 11/07/2023; Cost $825,695) (b)(c)(d)		772,000	838,298
Randolph Re 2023-1 Class A, 8.042%, 06/15/2024 (Acquired 06/08/2023; Cost $507,303) (b)(c)(d)(e)(f)		475,000	430,883
Blue Sky Re DAC 2023-1, 9.63% (3 Month EURIBOR + 5.75%), 01/26/2027 (Acquired 12/11/2023; Cost $379,987) (b)(c)(d)		353,000	386,215

			2,810,638

			5,020,011

	PAR	VALUE
Global - 1.9%
Cyber - 0.3%
East Lane Re VII 2024-1 Class A, 14.64% (3 Month US Treasury Bill Rate + 9.25%), 03/31/2026 (Acquired 12/20/2023; Cost $569,000) (b)(c)(d)	$569,000	$571,362
Long Walk Re 2024-1 Class A, 15.14% (3 Month US Treasury Bill Rate + 9.75%), 01/30/2026 (Acquired 11/13/2023; Cost $360,000) (b)(c)(d)	360,000	362,286
Matterhorn Re SR2023-1 Class CYB-A, 17.39% (3 Month US Treasury Bill Rate + 12.00%), 01/08/2026 (Acquired 12/22/2023; Cost $1,346,000) (b)(c)(d)	1,346,000	1,371,574
PoleStar Re 2024-1 Class A, 18.39% (3 Month US Treasury Bill Rate + 13.00%), 01/07/2026 (Acquired 12/13/2023; Cost $1,000,000) (b)(c)(d)	1,000,000	1,004,450

		3,309,672

Earthquake - 0.1%
Ashera Re 2024-1 Class A, 10.39% (3 Month US Treasury Bill Rate + 5.00%), 04/07/2027 (Acquired 03/21/2024; Cost $506,000) (b)(c)(d)	506,000	503,394

Multiperil - 1.4%
Aragonite Re 2024-1 Class A, 10.64% (3 Month US Treasury Bill Rate + 5.25%), 04/07/2027 (Acquired 03/25/2024; Cost $627,000) (b)(c)(d)	627,000	627,000
Atlas Capital 2020 DAC 2020-1, 13.67% (3 Month US Treasury Bill Rate + 8.29%), 06/10/2024 (Acquired 04/23/2020; Cost $8,135,000) (b)(c)(d)	8,135,000	8,138,254
Kendall Re 2024-1 Class A, 11.64% (3 Month US Treasury Bill Rate + 6.25%), 04/30/2027 (Acquired 04/22/2024; Cost $1,023,000) (b)(c)(d)	1,023,000	1,022,898
Matterhorn Re SR2020-2 Class A, 1.50% (3 Month US Treasury Bill Rate + 1.50%), 01/08/2027 (Acquired 01/29/2020; Cost $3,049,000) (b)(c)(d)(e)	3,049,000	1,372,050
Matterhorn Re SR2021-1 Class A, 11.10% (SOFR + 5.75%), 12/08/2025 (Acquired 09/15/2022; Cost $256,331) (b)(c)(d)	261,000	253,405

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR		VALUE
Multiperil - 1.4% (continued)
Matterhorn Re SR2022-1 Class A, 10.60% (SOFR + 5.25%), 03/24/2025 (Acquired 07/13/2022; Cost $984,889) (b)(c)(d)		$1,000,000	$984,400
Montoya Re 2022-1 Class A, 12.49% (3 Month US Treasury Bill Rate + 7.11%), 04/07/2025 (Acquired 09/16/2022; Cost $325,511) (b)(c)(d)		326,000	326,766
Resilience Re Series 1711A, 0.00%, 12/31/2099 (Acquired 02/06/2017; Cost $238,865) (c)(d)(e)(f)(g)(j)		25,000,000	0
Sakura Re 2021-1 Class A, 7.79% (3 Month US Treasury Bill Rate + 2.41%), 04/07/2025 (Acquired 08/04/2023 - 11/09/2023; Cost $631,081) (b)(c)(d)		638,000	632,641
Sakura Re 2021-1 Class B, 9.02% (3 Month US Treasury Bill Rate + 3.64%), 04/07/2025 (Acquired 06/23/2023; Cost $362,209) (b)(c)(d)		365,000	360,383
Windmill II Re 2020, 7.36% (3 Month EURIBOR + 3.47%), 07/05/2024 (Acquired 03/28/2024; Cost $595,771) (b)(c)(d)	EUR	553,000	589,277
Wrigley Re 2023-1 Class A, 11.89% (3 Month US Treasury Bill Rate + 6.50%), 08/07/2026 (Acquired 07/14/2023; Cost $507,000) (b)(c)(d)		$507,000	515,086

			14,822,160

Windstorm - 0.1%
Queen Street 2023 Re DAC, 12.89% (3 Month US Treasury Bill Rate + 7.50%), 12/08/2025 (Acquired 05/12/2023; Cost $1,526,000) (b)(c)(d)		1,526,000	1,578,723

			20,213,949

Jamaica - 0.2%
Windstorm - 0.2%
IBRD CAR 136, 12.52% (SOFR + 7.19%), 12/29/2027 (Acquired 04/25/2024; Cost $2,108,000) (b)(c)(d)		2,108,000	2,108,000

Japan - 0.3%
Earthquake - 0.2%
Kizuna Re III 2024-1 Class A, 8.14% (3 Month US Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 03/13/2024; Cost $266,000) (b)(c)(d)		266,000	265,801

	PAR		VALUE
Earthquake - 0.2% (continued)
Nakama Re 2020-1 Class 1, 7.58% (3 Month US Treasury Bill Rate + 2.20%), 01/14/2025 (Acquired 02/04/2020; Cost $871,000) (b)(c)(d)		$871,000	$865,426
Nakama Re 2023-1 Class 2, 9.11% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 04/14/2023; Cost $802,000) (b)(c)(d)		802,000	816,877
Nakama Re Pte. 2021-1 Class 1, 7.43% (3 Month US Treasury Bill Rate + 2.05%), 10/13/2026 (Acquired 02/08/2024; Cost $305,307) (b)(c)(d)		307,000	303,116

			2,251,220

Multiperil - 0.1%
Tomoni Re Pte 2024-1 Class A, 8.64% (3 Month US Treasury Bill Rate + 3.25%), 04/05/2028 (Acquired 03/25/2024; Cost $679,000) (b)(c)(d)		679,000	678,083
Tomoni Re Pte 2024-1 Class B, 9.39% (3 Month US Treasury Bill Rate + 4.00%), 04/05/2028 (Acquired 03/25/2024; Cost $853,000) (b)(c)(d)		853,000	851,934

			1,530,017

			3,781,237

Mexico - 0.4%
Earthquake - 0.3%
IBRD CAR 132 Class A, 9.54% (SOFR + 4.22%), 04/24/2028 (Acquired 04/03/2024; Cost $1,865,000) (b)(c)(d)		1,865,000	1,863,974
IBRD CAR 133 Class B, 16.32% (SOFR + 11.00%), 04/24/2028 (Acquired 04/03/2024; Cost $651,000) (b)(c)(d)		651,000	650,642

			2,514,616

Windstorm - 0.1%
IBRD CAR 134 Class C, 18.83% (SOFR + 13.50%), 04/24/2028 (Acquired 04/03/2024; Cost $1,408,000) (b)(c)(d)		1,408,000	1,407,226

			3,921,842

New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 05/24/2023; Cost $1,325,284) (b)(c)(d)	NZD	2,171,000	1,284,444

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
United States - 19.9%
Earthquake - 3.2%
Acorn Re 2021-1 Class A, 7.88% (3 Month US Treasury Bill Rate + 2.50%), 11/07/2024 (Acquired 10/04/2022 - 03/01/2024; Cost $2,100,781) (b)(c)(d)	$2,125,000	$2,105,662
Acorn Re 2023-1 Class A, 9.74% (3 Month US Treasury Bill Rate + 4.35%), 11/06/2026 (Acquired 06/22/2023; Cost $1,096,000) (b)(c)(d)	1,096,000	1,103,836
Herbie Re 2022-1 Class A, 17.88% (3 Month US Treasury Bill Rate + 12.50%), 01/08/2027 (Acquired 11/18/2022; Cost $392,000) (b)(c)(d)	392,000	412,227
Merna Re II 2022-1 Class A, 9.23% (3 Month US Treasury Bill Rate + 3.85%), 04/07/2025 (Acquired 07/07/2023 - 01/19/2024; Cost $1,376,646) (b)(c)(d)	1,376,000	1,380,954
Sutter Re 2023-1 Class B, 12.14% (3 Month US Treasury Bill Rate + 6.75%), 06/19/2026 (Acquired 06/06/2023; Cost $1,662,000) (b)(c)(d)	1,662,000	1,690,088
Sutter Re 2023-1 Class E, 15.14% (3 Month US Treasury Bill Rate + 9.75%), 06/19/2026 (Acquired 06/06/2023 - 09/26/2023; Cost $2,179,669) (b)(c)(d)	2,177,000	2,212,159
Torrey Pines Re 2021-1 Class A, 9.56% (3 Month US Treasury Bill Rate + 4.18%), 06/07/2024 (Acquired 08/24/2023 - 08/29/2023; Cost $928,574) (b)(c)(d)	930,000	928,791
Torrey Pines Re 2021-1 Class B, 11.26% (3 Month US Treasury Bill Rate + 5.88%), 06/07/2024 (Acquired 06/06/2023 - 04/02/2024; Cost $1,071,986) (b)(c)(d)	1,075,000	1,071,829
Torrey Pines Re 2023-1 Class A, 10.39% (3 Month US Treasury Bill Rate + 5.00%), 06/05/2026 (Acquired 05/18/2023; Cost $1,132,000) (b)(c)(d)	1,132,000	1,141,565
Ursa Re 2023-1 Class AA, 10.89% (3 Month US Treasury Bill Rate + 5.50%), 12/06/2025 (Acquired 04/12/2023; Cost $633,000) (b)(c)(d)	633,000	639,615
Ursa Re 2023-1 Class C, 13.64% (3 Month US Treasury Bill Rate + 8.25%), 12/06/2025 (Acquired 04/12/2023; Cost $341,000) (b)(c)(d)	341,000	349,303

	PAR	VALUE
Earthquake - 3.2% (continued)
Ursa Re 2023-2 Class E, 14.64% (3 Month US Treasury Bill Rate + 9.25%), 12/07/2026 (Acquired 10/10/2023; Cost $2,489,000) (b)(c)(d)	$2,489,000	$2,515,010
Ursa Re 2023-3 Class AA, 10.89% (3 Month US Treasury Bill Rate + 5.50%), 12/07/2026 (Acquired 12/01/2023; Cost $2,194,000) (b)(c)(d)	2,194,000	2,231,188
Ursa Re 2023-3 Class D, 14.14% (3 Month US Treasury Bill Rate + 8.75%), 12/07/2026 (Acquired 12/01/2023; Cost $2,281,000) (b)(c)(d)	2,281,000	2,330,156
Ursa Re II 2021-1 Class F, 12.01% (3 Month US Treasury Bill Rate + 6.63%), 12/06/2024 (Acquired 07/13/2022 - 07/27/2022; Cost $9,678,980) (b)(c)(d)	9,800,000	9,582,440
Ursa Re II 2022-1 Class A, 10.38% (3 Month US Treasury Bill Rate + 5.00%), 06/16/2025 (Acquired 10/19/2023; Cost $454,952) (b)(c)(d)	457,000	457,228
Ursa Re II 2022-2 Class AA, 12.38% (3 Month US Treasury Bill Rate + 7.00%), 12/06/2025 (Acquired 12/08/2022; Cost $331,000) (b)(c)(d)	331,000	341,774
Ursa Re II 2022-2 Class C, 15.63% (3 Month US Treasury Bill Rate + 10.25%), 12/06/2025 (Acquired 12/08/2022 - 09/05/2023; Cost $536,139) (b)(c)(d)	526,000	551,932
Veraison Re 2023-1 Class A, 11.88% (3 Month US Treasury Bill Rate + 6.50%), 03/09/2026 (Acquired 12/14/2022; Cost $760,000) (b)(c)(d)	760,000	793,136
Veraison Re 2023-1 Class B, 17.38% (3 Month US Treasury Bill Rate + 12.00%), 03/09/2026 (Acquired 12/14/2022; Cost $729,000) (b)(c)(d)	729,000	773,141
Veraison Re 2024-1 Class A, 10.14% (3 Month US Treasury Bill Rate + 4.75%), 03/08/2027 (Acquired 01/30/2024; Cost $826,000) (b)(c)(d)	826,000	831,369
Wrigley Re 2023-1 Class B, 12.39% (3 Month US Treasury Bill Rate + 7.00%), 08/07/2026 (Acquired 07/14/2023; Cost $1,166,000) (b)(c)(d)	1,166,000	1,201,097

		34,644,500

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
Flood - 0.8%
FloodSmart Re 2022-1 Class A, 17.21% (3 Month US Treasury Bill Rate + 11.83%), 02/25/2025 (Acquired 07/12/2022; Cost $2,939,554) (b)(c)(d)	$3,000,000	$2,942,431
FloodSmart Re 2022-1 Class B, 19.71% (3 Month US Treasury Bill Rate + 14.33%), 02/25/2025 (Acquired 10/24/2023; Cost $271,890) (b)(c)(d)	275,000	266,310
FloodSmart Re 2024-1 Class A, 19.39% (3 Month US Treasury Bill Rate + 14.00%), 03/12/2027 (Acquired 02/29/2024; Cost $4,099,000) (b)(c)(d)	4,099,000	4,091,728
FloodSmart Re 2024-1 Class B, 22.64% (3 Month US Treasury Bill Rate + 17.25%), 03/12/2027 (Acquired 02/29/2024; Cost $967,000) (b)(c)(d)	967,000	956,073

		8,256,542

Mortality/Longevity - 0.0% (h)
Vitality Re XIV 2023 Class A, 8.89% (3 Month US Treasury Bill Rate + 3.50%), 01/05/2027 (Acquired 03/07/2024 - 03/14/2024; Cost $639,820) (b)(c)(d)	629,000	638,970

Mortality/Longevity/Disease - 0.4%
Vita Capital VI 2021-1 Class B, 8.47% (SOFR + 3.12%), 01/08/2026 (Acquired 02/22/2023; Cost $439,240) (b)(c)(d)(e)	449,000	2,245
Vitality Re XII 2021 Class A, 7.63% (3 Month US Treasury Bill Rate + 2.25%), 01/07/2025 (Acquired 10/28/2022 - 03/20/2024; Cost $2,095,600) (b)(c)(d)	2,133,000	2,131,934
Vitality Re XII 2021 Class B, 8.13% (3 Month US Treasury Bill Rate + 2.75%), 01/07/2025 (Acquired 09/21/2023; Cost $263,375) (b)(c)(d)	266,000	265,042
Vitality Re XIII 2022 Class A, 7.38% (3 Month US Treasury Bill Rate + 2.00%), 01/06/2026 (Acquired 01/04/2023; Cost $592,295) (b)(c)(d)	611,000	606,112
Vitality Re XIV 2023 Class B, 9.89% (3 Month US Treasury Bill Rate + 4.50%), 01/05/2027 (Acquired 01/25/2023; Cost $334,000) (b)(c)(d)	334,000	338,759
Vitality Re XV 2024 Class A, 7.89% (3 Month US Treasury Bill Rate + 2.50%), 01/07/2028 (Acquired 01/22/2024; Cost $372,000) (b)(c)(d)	372,000	371,721

	PAR	VALUE
Mortality/Longevity/Disease - 0.4% (continued)
Vitality Re XV 2024 Class B, 8.89% (3 Month US Treasury Bill Rate + 3.50%), 01/07/2028 (Acquired 01/22/2024; Cost $255,000) (b)(c)(d)	$255,000	$255,969

		3,971,782

Multiperil - 8.1%
Aquila Re I 2023-1 Class A-1, 10.64% (3 Month US Treasury Bill Rate + 5.25%), 06/08/2026 (Acquired 05/10/2023; Cost $265,000) (b)(c)(d)	265,000	266,988
Aquila Re I 2023-1 Class B-1, 12.89% (3 Month US Treasury Bill Rate + 7.50%), 06/08/2026 (Acquired 05/10/2023; Cost $1,079,000) (b)(c)(d)	1,079,000	1,099,501
Aquila Re I 2023-1 Class C-1, 14.64% (3 Month US Treasury Bill Rate + 9.25%), 06/08/2026 (Acquired 05/10/2023; Cost $1,241,000) (b)(c)(d)	1,241,000	1,271,715
Aquila Re I 2024-1 Class A-1, 10.89% (3 Month US Treasury Bill Rate + 5.50%), 06/07/2027 (Acquired 04/26/2024; Cost $492,000) (b)(c)(d)	492,000	492,000
Aquila Re I 2024-1 Class B-1, 14.39% (3 Month US Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 04/26/2024; Cost $299,000) (b)(c)(d)	299,000	299,000
Baldwin Re 2021-1 Class A, 7.42% (3 Month US Treasury Bill Rate + 2.04%), 07/07/2025 (Acquired 07/25/2022 - 11/08/2023; Cost $3,889,263) (b)(c)(d)	3,933,000	3,895,243
Baldwin Re 2023-1 Class A, 9.89% (3 Month US Treasury Bill Rate + 4.50%), 07/07/2027 (Acquired 06/21/2023; Cost $423,000) (b)(c)(d)	423,000	426,934
Blue Halo Re 2022-1 Class B, 20.64% (3 Month US Treasury Bill Rate + 15.25%), 02/24/2025 (Acquired 01/30/2024; Cost $374,599) (b)(c)(d)	372,000	358,999
Bonanza Re 2023-2 Class A, 5.39% (3 Month US Treasury Bill Rate + 0.00%), 01/08/2025 (Acquired 12/19/2023; Cost $385,107) (b)(c)(d)	458,000	367,843
Caelus Re 2018-1 Class A, 5.88% (3 Month US Treasury Bill Rate + 0.50%), 06/09/2025 (Acquired 05/04/2018; Cost $2,681,000) (b)(c)(d)	2,681,000	1,849,890

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
Multiperil - 8.1% (continued)
Caelus Re 2018-1 Class B, 5.48% (3 Month US Treasury Bill Rate + 0.10%), 06/09/2025 (Acquired 05/04/2018 - 07/24/2018; Cost $1,743,791) (b)(c)(d)(e)	$1,745,000	$4,450
Caelus Re V 2017-1 Class B, 5.48% (3 Month US Treasury Bill Rate + 0.10%), 06/05/2024 (Acquired 04/27/2017; Cost $495,300) (b)(c)(d)(e)	495,300	447,008
Caelus Re V 2017-1 Class C, 5.53% (1 Month LIBOR US + 0.10%), 06/05/2024 (Acquired 04/27/2017; Cost $1,800,173) (b)(c)(d)(e)(i)	1,800,173	585,056
Foundation Re 2023-1 Class A, 11.64% (3 Month US Treasury Bill Rate + 6.25%), 01/08/2027 (Acquired 12/19/2023; Cost $968,000) (b)(c)(d)	968,000	965,435
Four Lakes Re 2021-1 Class A, 9.65% (3 Month US Treasury Bill Rate + 4.27%), 01/07/2025 (Acquired 07/13/2022 - 07/14/2022; Cost $1,739,398) (b)(c)(d)	1,750,000	1,705,900
Four Lakes Re 2022-1 Class A, 11.88% (3 Month US Treasury Bill Rate + 6.50%), 01/07/2026 (Acquired 12/22/2022; Cost $187,000) (b)(c)(d)	187,000	187,664
Four Lakes Re 2023-1 Class A, 11.14% (3 Month US Treasury Bill Rate + 5.75%), 01/07/2027 (Acquired 12/08/2023; Cost $314,000) (b)(c)(d)	314,000	317,140
Fuchsia 2023-1 Class A, 15.39% (3 Month US Treasury Bill Rate + 10.00%), 04/06/2027 (Acquired 12/14/2023; Cost $815,000) (b)(c)(d)	815,000	815,000
Galileo Re 2023-1 Class A, 12.39% (3 Month US Treasury Bill Rate + 7.00%), 01/07/2028 (Acquired 12/04/2023; Cost $1,313,000) (b)(c)(d)	1,313,000	1,345,234
Galileo Re 2023-1 Class B, 12.39% (3 Month US Treasury Bill Rate + 7.00%), 01/08/2026 (Acquired 12/04/2023; Cost $409,000) (b)(c)(d)	409,000	412,845
Herbie Re 2020-1 Class A, 14.68% (3 Month US Treasury Bill Rate + 9.30%), 07/08/2024 (Acquired 06/09/2020; Cost $5,101,000) (b)(c)(d)	5,101,000	5,141,808

	PAR	VALUE
Multiperil - 8.1% (continued)
Herbie Re 2020-2 Class A, 12.11% (3 Month US Treasury Bill Rate + 6.73%), 01/08/2025 (Acquired 04/08/2024; Cost $402,622) (b)(c)(d)	$406,000	$400,945
High Point Re 2023-1 Class A, 11.14% (3 Month US Treasury Bill Rate + 5.75%), 01/06/2027 (Acquired 12/01/2023; Cost $2,582,000) (b)(c)(d)	2,582,000	2,593,490
Hypatia Ltd. 2023-1 Class A, 15.89% (3 Month US Treasury Bill Rate + 10.50%), 04/08/2026 (Acquired 03/27/2023; Cost $377,000) (b)(c)(d)	377,000	396,039
Kilimanjaro III Re 2019-1 Class A-1, 22.04% (3 Month US Treasury Bill Rate + 16.66%), 12/19/2026 (Acquired 04/28/2020; Cost $13,499,638) (b)(c)(d)	13,499,638	12,344,069
Kilimanjaro III Re 2019-2 Class A-2, 22.04% (3 Month US Treasury Bill Rate + 16.66%), 12/19/2024 (Acquired 04/29/2020 - 07/17/2020; Cost $9,873,349) (b)(c)(d)	9,960,445	9,107,831
Locke Tavern Re 2023-1 Class A, 10.17% (3 Month US Treasury Bill Rate + 4.78%), 04/09/2026 (Acquired 03/23/2023 - 08/21/2023; Cost $1,166,768) (b)(c)(d)	1,161,000	1,166,805
Long Point Re IV 2022-1 Class A, 9.63% (3 Month US Treasury Bill Rate + 4.25%), 06/01/2026 (Acquired 09/28/2023; Cost $259,956) (b)(c)(d)	261,000	261,887
Merna Re II 2023-1 Class A, 13.14% (3 Month US Treasury Bill Rate + 7.75%), 07/07/2026 (Acquired 04/05/2023; Cost $1,066,000) (b)(c)(d)	1,066,000	1,102,457
Merna Re II 2023-2 Class A, 15.64% (3 Month US Treasury Bill Rate + 10.25%), 07/07/2026 (Acquired 04/05/2023; Cost $1,279,000) (b)(c)(d)	1,279,000	1,359,001
Montoya Re 2022-2 Class A, 19.38% (3 Month US Treasury Bill Rate + 14.00%), 04/07/2026 (Acquired 12/08/2022; Cost $181,000) (b)(c)(d)	181,000	197,254
Mountain Re 2023-1 Class A, 12.14% (3 Month US Treasury Bill Rate + 6.75%), 06/05/2026 (Acquired 05/24/2023 - 03/05/2024; Cost $812,147) (b)(c)(d)	804,000	819,718

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
Multiperil - 8.1% (continued)
Mystic Re IV 2021-2 Class A, 11.48% (3 Month US Treasury Bill Rate + 6.10%), 01/08/2025 (Acquired 07/06/2022; Cost $3,459,428) (b)(c)(d)	$3,500,000	$3,441,725
Mystic Re IV 2023-1 Class A, 14.63% (3 Month US Treasury Bill Rate + 9.25%), 01/08/2026 (Acquired 12/16/2022; Cost $819,000) (b)(c)(d)	819,000	844,184
Residential Re 2019-I Class 12, 5.48% (3 Month US Treasury Bill Rate + 0.10%), 06/06/2026 (Acquired 05/08/2019; Cost $252,500) (b)(c)(d)	252,500	159,062
Residential Re 2020-I Class 13, 10.88% (3 Month US Treasury Bill Rate + 5.50%), 06/06/2024 (Acquired 05/27/2020; Cost $1,759,000) (b)(c)(d)	1,759,000	1,751,524
Residential Re 2020-II Class 3, 14.04% (3 Month US Treasury Bill Rate + 8.66%), 12/06/2024 (Acquired 10/30/2020 - 07/12/2022; Cost $1,480,586) (b)(c)(d)	1,486,000	1,451,153
Residential Re 2020-II Class 4, 11.39% (3 Month US Treasury Bill Rate + 6.01%), 12/06/2024 (Acquired 10/30/2020; Cost $1,269,000) (b)(c)(d)	1,269,000	1,242,414
Residential Re 2021-I Class 12, 10.89% (3 Month US Treasury Bill Rate + 5.51%), 06/06/2025 (Acquired 07/12/2023; Cost $274,811) (b)(c)(d)	301,000	277,116
Residential Re 2021-II Class 3, 10.66% (3 Month US Treasury Bill Rate + 5.28%), 12/06/2025 (Acquired 07/12/2022; Cost $981,480) (b)(c)(d)	1,000,000	940,400
Residential Re 2022-I Class 14, 9.38% (3 Month US Treasury Bill Rate + 4.00%), 06/06/2026 (Acquired 07/12/2022; Cost $1,989,000) (b)(c)(d)	2,000,000	1,911,700
Residential Re 2023-I Class 13, 15.89% (3 Month US Treasury Bill Rate + 10.50%), 06/06/2027 (Acquired 04/28/2023; Cost $1,887,000) (b)(c)(d)	1,887,000	1,836,617
Residential Re 2023-I Class 14, 11.89% (3 Month US Treasury Bill Rate + 6.50%), 06/06/2027 (Acquired 04/28/2023 - 09/22/2023; Cost $3,066,372) (b)(c)(d)	3,072,000	3,041,280

	PAR	VALUE
Multiperil - 8.1% (continued)
Residential Re 2023-II Class 3, 13.89% (3 Month US Treasury Bill Rate + 8.50%), 12/06/2027 (Acquired 11/07/2023; Cost $817,000) (b)(c)(d)	$817,000	$811,485
Residential Re 2023-II Class 5, 11.14% (3 Month US Treasury Bill Rate + 5.75%), 12/06/2027 (Acquired 11/07/2023; Cost $1,906,000) (b)(c)(d)	1,906,000	1,903,236
Residential Re 2024-I Class 14, 11.14% (3 Month US Treasury Bill Rate + 0.50%), 06/06/2028 (Acquired 04/25/2024; Cost $439,000) (b)(c)(d)	439,000	439,000
Sakura Re 2022-1 Class A, 18.88% (3 Month US Treasury Bill Rate + 13.50%), 01/05/2026 (Acquired 12/22/2022; Cost $841,000) (b)(c)(d)	841,000	907,355
Sanders Re II 2021-1 Class A, 8.67% (3 Month US Treasury Bill Rate + 3.29%), 04/07/2025 (Acquired 07/15/2022 - 07/24/2023; Cost $1,510,288) (b)(c)(d)	1,533,000	1,507,092
Sanders Re II 2021-2 Class A, 8.43% (3 Month US Treasury Bill Rate + 3.05%), 04/07/2025 (Acquired 07/15/2022 - 07/26/2022; Cost $4,270,623) (b)(c)(d)	4,315,000	4,215,971
Sanders Re III 2022-1 Class A, 8.99% (3 Month US Treasury Bill Rate + 3.61%), 04/07/2026 (Acquired 09/28/2023; Cost $862,526) (b)(c)(d)	900,000	873,405
Sanders Re III 2022-2 Class B, 14.13% (3 Month US Treasury Bill Rate + 8.75%), 06/07/2025 (Acquired 03/28/2024; Cost $362,806) (b)(c)(d)	357,000	362,230
Sanders Re III 2022-3 Class A, 11.63% (3 Month US Treasury Bill Rate + 6.25%), 04/07/2027 (Acquired 12/01/2022; Cost $789,000) (b)(c)(d)	789,000	798,586
Sanders Re III 2023-1 Class A, 11.14% (3 Month US Treasury Bill Rate + 5.75%), 04/07/2027 (Acquired 03/24/2023; Cost $423,000) (b)(c)(d)	423,000	424,459
Sanders Re III 2023-1 Class B, 15.50% (3 Month US Treasury Bill Rate + 15.50%), 04/07/2027 (Acquired 03/24/2023; Cost $528,000) (b)(c)(d)	528,000	499,726

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
Multiperil - 8.1% (continued)
Sanders Re III 2023-2 Class A, 13.39% (3 Month US Treasury Bill Rate + 8.00%), 06/05/2026 (Acquired 05/24/2023; Cost $2,129,000) (b)(c)(d)	$2,129,000	$2,173,177
Sanders Re III 2024-1 Class A, 11.14% (3 Month US Treasury Bill Rate + 5.75%), 04/07/2028 (Acquired 01/16/2024; Cost $1,627,000) (b)(c)(d)	1,627,000	1,634,078
Solomon Re 2023-1 Class A, 10.64% (3 Month US Treasury Bill Rate + 5.25%), 06/08/2026 (Acquired 06/12/2023; Cost $379,000) (b)(c)(d)	379,000	385,102
Titania Re 2021-1 Class A, 10.49% (3 Month US Treasury Bill Rate + 5.11%), 06/21/2024 (Acquired 07/06/2022; Cost $1,994,629) (b)(c)(d)	2,000,000	1,999,100

		87,836,326

Windstorm - 7.4%
Alamo Re 2021-1 Class A, 12.56% (3 Month US Treasury Bill Rate + 7.18%), 06/07/2024 (Acquired 07/27/2022 - 03/09/2023; Cost $3,200,354) (b)(c)(d)	3,214,000	3,227,981
Alamo Re 2022-1 Class A, 12.87% (3 Month US Treasury Bill Rate + 7.49%), 06/07/2025 (Acquired 07/27/2022 - 03/27/2024; Cost $1,349,620) (b)(c)(d)	1,356,000	1,348,474
Alamo Re 2023-1 Class A, 13.89% (3 Month US Treasury Bill Rate + 8.50%), 06/07/2026 (Acquired 04/12/2023; Cost $2,579,000) (b)(c)(d)	2,579,000	2,641,670
Alamo Re 2024-1 Class A, 11.39% (3 Month US Treasury Bill Rate + 6.00%), 06/07/2027 (Acquired 04/04/2024; Cost $3,571,000) (b)(c)(d)	3,571,000	3,568,143
Alamo Re 2024-1 Class B, 13.14% (3 Month US Treasury Bill Rate + 7.75%), 06/07/2027 (Acquired 04/04/2024; Cost $4,761,000) (b)(c)(d)	4,761,000	4,757,191
Alamo Re 2024-1 Class C, 16.64% (3 Month US Treasury Bill Rate + 11.25%), 06/07/2026 (Acquired 04/04/2024; Cost $3,851,000) (b)(c)(d)	3,851,000	3,847,919
Armor Re II 2024-1 Class A, 15.64% (3 Month US Treasury Bill Rate + 10.25%), 05/07/2027 (Acquired 04/11/2024; Cost $1,321,000) (b)(c)(d)	1,321,000	1,320,273

	PAR	VALUE
Windstorm - 7.4% (continued)
Bayou Re 2023-1 Class A, 18.14% (3 Month US Treasury Bill Rate + 12.75%), 05/26/2026 (Acquired 05/11/2023; Cost $750,000) (b)(c)(d)	$750,000	$772,988
Bayou Re 2023-1 Class B, 24.89% (3 Month US Treasury Bill Rate + 19.50%), 05/26/2026 (Acquired 05/11/2023; Cost $1,206,000) (b)(c)(d)	1,206,000	1,254,964
Bayou Re 2024-1 Class A, 13.89% (3 Month US Treasury Bill Rate + 8.50%), 04/30/2027 (Acquired 04/18/2024; Cost $1,257,000) (b)(c)(d)	1,257,000	1,256,371
Bayou Re 2024-1 Class B, 23.89% (3 Month US Treasury Bill Rate + 18.50%), 04/30/2027 (Acquired 04/18/2024; Cost $419,000) (b)(c)(d)	419,000	418,790
Blue Ridge Re 2023-1 Class A, 10.64% (3 Month US Treasury Bill Rate + 5.25%), 01/08/2027 (Acquired 11/14/2023; Cost $2,068,000) (b)(c)(d)	2,068,000	2,052,283
Blue Ridge Re 2023-1 Class B, 13.39% (3 Month US Treasury Bill Rate + 8.00%), 01/08/2027 (Acquired 11/14/2023; Cost $2,518,000) (b)(c)(d)	2,518,000	2,562,317
Bonanza Re 2020-2 Class A, 10.29% (3 Month US Treasury Bill Rate + 4.91%), 12/23/2024 (Acquired 12/15/2020; Cost $1,490,000) (b)(c)(d)	1,490,000	1,454,761
Cape Lookout Re 2023-1 Class A, 13.81% (3 Month US Treasury Bill Rate + 8.42%), 04/28/2026 (Acquired 04/14/2023 - 07/24/2023; Cost $3,197,632) (b)(c)(d)	3,195,000	3,271,680
Cape Lookout Re 2024-1 Class A, 13.39% (3 Month US Treasury Bill Rate + 8.00%), 04/05/2027 (Acquired 03/12/2024; Cost $3,719,000) (b)(c)(d)	3,719,000	3,721,789
Catahoula Re II 2022-1 Class A, 15.63% (3 Month US Treasury Bill Rate + 10.25%), 06/16/2025 (Acquired 09/02/2022; Cost $1,992,506) (b)(c)(d)	2,000,000	2,044,800
Charles River Re 2024-1 Class A, 5.89% (3 Month US Treasury Bill Rate + 0.50%), 05/10/2027 (Acquired 04/05/2024; Cost $885,000) (b)(c)(d)	885,000	884,292

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
Windstorm - 7.4% (continued)
Citrus Re 2023-1 Class A, 12.14% (3 Month US Treasury Bill Rate + 6.75%), 06/07/2026 (Acquired 04/27/2023; Cost $1,009,000) (b)(c)(d)	$1,009,000	$1,033,367
Citrus Re 2023-1 Class B, 14.39% (3 Month US Treasury Bill Rate + 9.00%), 06/07/2026 (Acquired 04/27/2023; Cost $876,000) (b)(c)(d)	876,000	904,470
Citrus Re 2024-1 Class B, 15.89% (3 Month US Treasury Bill Rate + 10.50%), 06/07/2027 (Acquired 03/19/2024; Cost $508,000) (b)(c)(d)	508,000	506,578
Commonwealth Re 2023-1 Class A, 9.39% (3 Month US Treasury Bill Rate + 4.00%), 07/08/2026 (Acquired 06/07/2023; Cost $783,000) (b)(c)(d)	783,000	789,342
Everglades Re II 2021-1 Class A, 11.98% (3 Month US Treasury Bill Rate + 6.61%), 05/14/2024 (Acquired 07/11/2022; Cost $4,094,266) (b)(c)(d)	4,100,000	4,098,770
Everglades Re II 2021-1 Class B, 13.00% (3 Month US Treasury Bill Rate + 7.63%), 05/14/2024 (Acquired 08/03/2022; Cost $998,582) (b)(c)(d)	1,000,000	999,700
Everglades Re II 2021-2 Class A, 11.50% (3 Month US Treasury Bill Rate + 6.13%), 05/14/2024 (Acquired 08/09/2022; Cost $1,996,773) (b)(c)(d)	2,000,000	1,999,400
First Coast Re III 2021-1 Class A, 11.38% (3 Month US Treasury Bill Rate + 6.00%), 04/07/2025 (Acquired 08/18/2023; Cost $367,789) (b)(c)(d)	378,000	365,885
Fish Pond Re 2024-1 Class A, 9.39% (3 Month US Treasury Bill Rate + 4.00%), 01/08/2027 (Acquired 12/22/2023; Cost $842,000) (b)(c)(d)	842,000	843,743
Gateway Re 2023-1 Class A, 18.39% (3 Month US Treasury Bill Rate + 13.00%), 02/24/2026 (Acquired 02/03/2023; Cost $2,215,000) (b)(c)(d)	2,215,000	2,368,500
Gateway Re 2023-1 Class B, 25.39% (3 Month US Treasury Bill Rate + 20.00%), 02/24/2026 (Acquired 02/03/2023; Cost $479,000) (b)(c)(d)	479,000	485,275

	PAR	VALUE
Windstorm - 7.4% (continued)
Gateway Re 2023-3 Class A, 15.39% (3 Month US Treasury Bill Rate + 10.00%), 07/08/2026 (Acquired 07/14/2023; Cost $594,000) (b)(c)(d)	$594,000	$613,156
Gateway Re 2024-1 Class A, 5.39% (3 Month US Treasury Bill Rate), 12/23/2024 (Acquired 03/11/2024; Cost $697,097) (b)(c)(d)	744,000	691,660
Gateway Re 2024-1 Class AA, 6.89% (3 Month US Treasury Bill Rate + 1.50%), 07/08/2027 (Acquired 03/11/2024; Cost $638,000) (b)(c)(d)	638,000	637,202
Gateway Re 2024-2 Class C, 5.39% (3 Month US Treasury Bill Rate), 12/23/2024 (Acquired 03/28/2024; Cost $1,054,491) (b)(c)(d)	1,141,000	1,046,012
Gateway Re II 2023-1 Class A, 14.89% (3 Month US Treasury Bill Rate + 9.50%), 04/27/2026 (Acquired 04/13/2023; Cost $608,000) (b)(c)(d)	608,000	626,088
Hestia Re 2022-1 Class A, 14.75% (3 Month US Treasury Bill Rate + 9.37%), 04/22/2025 (Acquired 02/05/2024; Cost $302,251) (b)(c)(d)	309,000	296,640
Integrity Re 2020-1 Class A, 6.08% (3 Month LIBOR US + 0.50%), 04/12/2028 (Acquired 03/18/2020; Cost $2,061,000) (b)(c)(d)(e)(i)	2,061,000	15,457
Integrity Re 2023-1 Class A, 17.39% (3 Month US Treasury Bill Rate + 12.00%), 06/06/2025 (Acquired 03/23/2023; Cost $687,000) (b)(c)(d)	687,000	705,515
Integrity Re 2024-1 Class A, 15.89% (3 Month US Treasury Bill Rate + 10.50%), 06/06/2026 (Acquired 03/01/2024; Cost $542,000) (b)(c)(d)	542,000	541,621
Integrity Re 2024-1 Class B, 18.64% (3 Month US Treasury Bill Rate + 13.25%), 06/06/2026 (Acquired 03/01/2024; Cost $310,000) (b)(c)(d)	310,000	308,481
Integrity Re 2024-1 Class C, 22.39% (3 Month US Treasury Bill Rate + 17.00%), 06/06/2026 (Acquired 03/01/2024; Cost $542,000) (b)(c)(d)	542,000	538,748
Integrity Re 2024-1 Class D, 28.39% (3 Month US Treasury Bill Rate + 23.00%), 06/06/2026 (Acquired 03/01/2024; Cost $852,000) (b)(c)(d)	852,000	845,610

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
Windstorm - 7.4% (continued)
Lightning Re 2023-1 Class A, 16.39% (3 Month US Treasury Bill Rate + 11.00%), 03/31/2026 (Acquired 03/20/2023 - 04/10/2024; Cost $4,321,745) (b)(c)(d)	$4,190,000	$4,428,620
Lower Ferry Re 2023-1 Class A, 9.64% (3 Month US Treasury Bill Rate + 4.25%), 07/08/2026 (Acquired 06/23/2023; Cost $456,000) (b)(c)(d)	456,000	461,723
Lower Ferry Re 2023-1 Class B, 10.39% (3 Month US Treasury Bill Rate + 5.00%), 07/08/2026 (Acquired 06/23/2023; Cost $1,139,000) (b)(c)(d)	1,139,000	1,156,939
Matterhorn Re SR2022-2 Class C, 14.37% (SOFR + 9.03%), 06/07/2024 (Acquired 09/08/2023; Cost $477,367) (b)(c)(d)	476,000	477,238
Mayflower Re 2023-1 Class A, 4.50% (3 Month US Treasury Bill Rate + 4.50%), 07/08/2026 (Acquired 06/26/2023; Cost $837,000) (b)(c)(d)	837,000	850,057
Mayflower Re 2023-1 Class B, 11.14% (3 Month US Treasury Bill Rate + 5.75%), 07/08/2026 (Acquired 06/26/2023; Cost $2,082,000) (b)(c)(d)	2,082,000	2,129,782
Metrocat Re 2023-1 Class A, 5.75% (3 Month US Treasury Bill Rate + 5.75%), 05/08/2026 (Acquired 05/12/2023; Cost $321,000) (b)(c)(d)	321,000	323,456
Nature Coast Re 2023-1 Class A, 15.39% (3 Month US Treasury Bill Rate + 10.00%), 12/07/2026 (Acquired 11/16/2023; Cost $1,341,000) (b)(c)(d)	1,341,000	1,348,443
Nature Coast Re 2023-1 Class B, 18.89% (3 Month US Treasury Bill Rate + 13.50%), 12/07/2026 (Acquired 11/16/2023; Cost $470,000) (b)(c)(d)	470,000	477,261
Palm Re 2024-1 Class A, 14.89% (3 Month US Treasury Bill Rate + 9.50%), 06/07/2027 (Acquired 04/04/2024; Cost $928,000) (b)(c)(d)	928,000	927,490
Purple Re 2023-1 Class A, 17.64% (3 Month US Treasury Bill Rate + 12.25%), 04/24/2026 (Acquired 04/06/2023; Cost $959,000) (b)(c)(d)	959,000	985,325

	PAR	VALUE
Windstorm - 7.4% (continued)
Purple Re 2023-2 Class A, 15.39% (3 Month US Treasury Bill Rate + 10.00%), 06/05/2026 (Acquired 06/27/2023; Cost $674,000) (b)(c)(d)	$674,000	$679,897
Purple Re 2024-1 Class A, 7.39% (3 Month US Treasury Bill Rate + 2.00%), 06/07/2027 (Acquired 04/02/2024; Cost $2,373,000) (b)(c)(d)	2,373,000	2,371,695
Sabine Re 2024-1 Class A, 13.64% (3 Month US Treasury Bill Rate + 8.25%), 04/07/2027 (Acquired 03/26/2024; Cost $488,000) (b)(c)(d)	488,000	487,951
Winston Re 2024-1 Class A, 15.64% (3 Month US Treasury Bill Rate + 10.25%), 02/26/2027 (Acquired 02/14/2024; Cost $927,000) (b)(c)(d)	927,000	913,466
Winston Re 2024-1 Class B, 17.14% (3 Month US Treasury Bill Rate + 11.75%), 02/26/2027 (Acquired 02/14/2024; Cost $387,000) (b)(c)(d)	387,000	380,673

		80,067,922

		215,416,042

TOTAL EVENT LINKED BONDS (Cost $263,888,291)		254,730,707

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 60.7% (a)
Participation Notes - 0.1%
Global – 0.1%
Multiperil - 0.1%
Eden Re II 2021-1 Class B (Acquired 12/21/2020; Cost $996,804) (b)(c)(d)(e)(g)(j)	996,804	272,820
Eden Re II 2022-1 Class B (Acquired 12/17/2021; Cost $357,674) (b)(c)(d)(e)(g)(j)	357,674	203,300
Eden Re II 2023-1 Class B (Acquired 12/22/2022; Cost $5,282) (b)(c)(d)(e)(g)(j)	5,282	154,824
Sector Re V Series 9 Class D (Acquired 12/10/2019; Cost $9,241) (c)(d)(e)	9,255	586,479
Sussex Re 2021-A (Acquired 12/29/2020; Cost $344,570) (c)(d)(e)(g)	344,570	0
Sussex Re 2022-A (Acquired 01/05/2022; Cost $1,820,000) (c)(d)(e)(g)	1,820,000	55,693

		1,273,116

Total Participation Notes		1,273,116

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
Preference Shares - 60.6%
Global - 60.6%
Marine/Energy - 0.0%
Kauai (Artex Segregated Account Company) (Acquired 01/07/2016; Cost $22,402,745) (c)(d)(e)(g)(j)	$51,394	$0

Multiperil - 59.6%
Arenal (Artex Segregated Account Company) (Acquired 05/07/2015 - 12/22/2017; Cost $30,738,112) (c)(d)(e)(g)	165,450	40,219,338
Baldwin (Horseshoe Re) (Acquired 01/04/2018 - 01/22/2019; Cost $25,096,972) (c)(d)(e)(g)(j)	1,328,746	0
Bowery (Artex Segregated Account Company) (Acquired 09/29/2017; Cost $29,078,495) (c)(d)(e)(g)	200,075	35,187,856
Brighton (Horseshoe Re) (Acquired 06/12/2020; Cost $0) (c)(d)(e)(g)	1,022,526	1,252,480
Cardinal Re 2015-1 (Acquired 07/29/2015 - 12/30/2015; Cost $5,527,990) (c)(d)(e)(g)(j)	149	0
Cumberland (Artex Segregated Account Company) (Acquired 04/10/2015 - 09/15/2017; Cost $22,647,114) (c)(d)(e)(g)(j)	28,898	688,766
Cypress (Horseshoe Re) (Acquired 05/31/2017 - 09/29/2017; Cost $5,611,293) (c)(d)(e)(g)(j)	125,090,500	2,330,061
Emerald Lake (Artex Segregated Account Company) (Acquired 12/16/2015 - 12/17/2018; Cost $28,051,854) (c)(d)(e)(g)(j)	504,899	0
Florblanca (Artex Segregated Account Company) (Acquired 12/29/2016 - 12/21/2017; Cost $11,047,610) (c)(d)(e)(g)	77,550	13,491,385
Freeport (Horseshoe Re) (Acquired 04/04/2018; Cost $22,890,927) (c)(d)(e)(g)(j)	750,718	0
Harambee Re 2018 (Acquired 12/15/2017; Cost $0) (c)(d)(e)(g)(j)	276	0
Harambee Re 2019 (Acquired 12/21/2018; Cost $0) (c)(d)(e)(g)(j)	2,199	48,876
Hatteras (Artex Segregated Account Company) (Acquired 12/30/2014 - 04/11/2019; Cost $61,009,247) (c)(d)(e)(g)(j)	58,673	66,100,929
Hudson Charles (Mt. Logan Re) (Acquired 01/02/2014 - 01/13/2017; Cost $12,736,141) (c)(d)(e)	12,736	15,834,559
Hudson Charles 2 (Mt. Logan Re) (Acquired 03/31/2017; Cost $19,105,594) (c)(d)(e)	19,106	28,669,485
Iseo (Artex Segregated Account Company) (Acquired 09/08/2017; Cost $0) (c)(d)(e)(g)(j)	183,543	0

	PAR	VALUE
Multiperil - 59.6% (continued)
Kensington (Horseshoe Re) (Acquired 08/16/2018 - 08/11/2020; Cost $0) (c)(d)(e)(g)	$954,585	$1,374,761
Latigo (Artex Segregated Account Company) (Acquired 01/06/2014 - 11/01/2018; Cost $16,290,758) (c)(d)(e)(g)	473	20,089,471
LRe 2019 (Lorenz Re Ltd.) (Acquired 07/30/2019; Cost $0) (c)(d)(e)(g)(j)	0	31,726
Mackinac (Artex Segregated Account Company) (Acquired 02/05/2015 - 01/09/2018; Cost $0) (c)(d)(e)(g)(j)	55,584	6,934,342
Madison (Artex Segregated Account Company) (Acquired 12/12/2016 - 02/03/2020; Cost $33,190,944) (c)(d)(e)(g)(j)	97,141	17,246,757
Mohonk (Artex Segregated Account Company) (Acquired 12/24/2013 - 04/11/2019; Cost $71,248,906) (c)(d)(e)(g)(j)	103	95,121,385
Mulholland (Artex Segregated Account Company) (Acquired 12/26/2013 - 12/31/2015; Cost $900,747) (c)(d)(e)(g)(j)	114	412,424
Pelham (Horseshoe Re) (Acquired 01/02/2018 - 04/25/2018; Cost $19,797,258) (c)(d)(e)(g)(j)	264,553	6,055,942
Peregrine LCA (Acquired 12/28/2018 - 06/07/2019; Cost $12,768,157) (c)(d)(e)(g)	2,252,060	31,274,321
Peregrine LCA2 (Acquired 01/09/2024; Cost $29,902,397) (c)(d)(e)(g)(j)	2,990,240	32,708,142
Rondout (Artex Segregated Account Company) (Acquired 07/15/2019; Cost $16,962,302) (c)(d)(e)(g)	48,289	38,055,302
Sheepshead (Horseshoe Re) (Acquired 06/12/2020; Cost $0) (c)(d)(e)(g)	969,034	1,294,642
SR0001 (Horseshoe Re) (Acquired 07/10/2015 - 06/28/2016; Cost $0) (c)(d)(e)(g)(j)	1,757	0
St. Kevins (Artex Segregated Account Company) (Acquired 12/29/2016 - 06/27/2018; Cost $22,174,864) (c)(d)(e)(g)(j)	42,944	2,709,220
Sussex Designated Investment Series (Acquired 01/22/2019; Cost $1,738,219) (c)(d)(e)(g)(j)	4,790	252,755
Sussex Designated Investment Series Dec 19 (Acquired 01/24/2020; Cost $0) (c)(d)(e)(g)	3,895	123,776
Sussex Designated Investment Series May 2019 (Acquired 06/20/2019; Cost $422,223) (c)(d)(e)(g)(j)	1,378	62,991

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Schedule of Investments	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PAR	VALUE
Multiperil - 59.6% (continued)
Viribus Re 2018 (Acquired 12/22/2017; Cost $0) (c)(d)(e)(g)	$265,173	$0
Viribus Re 2019 (Acquired 12/26/2018 - 10/23/2020; Cost $539,626) (c)(d)(e)(g)	526,336	2,438
Windsor (Horseshoe Re) (Acquired 12/29/2017; Cost $0) (c)(d)(e)(g)	1,230,204	0
Woodside (Horseshoe Re) (Acquired 06/12/2020; Cost $0) (c)(d)(e)(g)	1,012,875	1,169,181
Yoho (Artex Segregated Account Company) (Acquired 05/17/2016 - 06/05/2020; Cost $49,666,448) (c)(d)(e)(g)(j)	357,363	4,208,760
Yorkville (Artex Segregated Account Company) (Acquired 05/31/2019 - 06/03/2020; Cost $95,132,000) (c)(d)(e)(g)	143,394	181,501,005

		644,453,076

		644,453,076

United States – 1.0%
Multiperil - 1.0%
SR0005 (Horseshoe Re) (Acquired 04/15/2016; Cost $6,360,627) (c)(d)(e)(g)(j)	6,966,774	0
Trouvaille Re Ltd. (Acquired 03/25/2024; Cost $10,606,960) (c)(d)(e)(g)(j)	1,060,696	10,763,564

		10,763,564

Windstorm - 0.0%
Riverdale (Horseshoe Re) (Acquired 06/10/2020; Cost $11,107,565) (c)(d)(e)(g)(j)	251,610	0
SR0006 (Horseshoe Re) (Acquired 08/09/2016; Cost $2,274,842) (c)(d)(e)(g)(j)	39,381,541	0

		0

		10,763,564

Total Preference Shares		655,216,640

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $700,562,508)		656,489,756

LIMITED LIABILITY PARTNERSHIP - 1.9%
Point Dume LLP (d)(e)(g)(j)(k)		20,663,529

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $12,128,631)		20,663,529

	SHARES
SHORT-TERM INVESTMENTS - 11.6%
Money Market Funds - 11.6%
Fidelity Investments Money Market Funds - Government Portfolio - Class Institutional, 5.20% (l)	62,522,285	62,522,285
First American Government Obligations Fund - Class X, 5.23% (l)	1,326	1,326

	SHARES	VALUE
Money Market Funds - 11.6% (continued)
First American Treasury Obligations Fund - Class X, 5.22% (l)	1,327	$1,327
Invesco Treasury Portfolio - Class Institutional, 5.23% (l)	1,326	1,326
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 5.22% (l)	62,523,611	62,523,611

TOTAL SHORT-TERM INVESTMENTS (Cost $125,049,875)		125,049,875

TOTAL INVESTMENTS - 97.8% (Cost $1,101,629,305)		1,056,933,867
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		23,698,165

TOTAL NET ASSETS - 100.0%		$1,080,632,032

Principal amounts stated in U.S. dollars unless otherwise stated.

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

EUR - Euro

NZD - New Zealand Dollar

(a)	Country shown is geographic area of peril risk.
(b)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2024 was $255,361,651, which represented 23.6% of net assets.

(c)	Security is restricted as to resale.
(d)

Foreign issued security. Total foreign securities by country of domicile are $931,883,993. Foreign concentration is as follows: Bermuda: 80.2%, Great Britain 2.0% Cayman Islands: 1.5%, Ireland: 1.2%, Supranational: 0.8%, and Singapore: 0.5%.

(e)	Value determined using significant unobservable inputs.
(f)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(g)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $632,062,762, which represents 58.5% of net assets.

(h)	Rounds to zero.
(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)	Non-income producing security.
(k)

The partnership, a subsidiary of Point Dume Holdings Ltd, is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the consolidated Statement of Assets and Liabilities.

(l)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Statement of Assets and Liabilities	As of April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

ASSETS:
Investments, at fair value(1)	$1,056,933,867
Cash held at custodian	8,775,366
Foreign currencies at custodian, at value(2)	68,244
Receivable for fund shares sold	247,218
Dividends and interest receivable	9,540,124
Collateral held for LLP(3)	11,206,503
Other assets	38,281

Total assets	1,086,809,603

LIABILITIES:
Payable to Adviser	1,750,918
Payable for investment securities purchased	3,348,571
Payable for Chief Compliance Officer compensation	5,138
Payable to Trustees	38,339
Accrued service fees	43,773
Accrued distribution and servicing fees	43,773
Accrued fund accounting and administration fees	235,025
Accrued audit and tax related fees	233,591
Accrued printing and mailing fees	124,033
Payable to Custodian	29,054
Other accrued expenses	325,356

Total liabilities	6,177,571

Total net assets	$1,080,632,032

NET ASSETS CONSIST OF:
Capital stock	$1,982,208,073
Total distributable loss	(901,576,041)

Total net assets	$1,080,632,032

Net Assets	$1,080,632,032
Shares outstanding	20,555,311
Net asset value, offering and redemption price per share	$52.57

(1) Cost of Investments	$1,101,629,305
(2) Cost of foreign currencies at custodian	68,189
(3) Represents cash pledged as collateral for Point Dume LLP. The cash pledged as collateral is restricted as to withdrawal or use under the terms of a contractual agreement.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Statement of Operations	For the Period Ended April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

INVESTMENT INCOME:
Dividend income	$98,180,013
Interest income	19,807,190

Total investment income	117,987,203

EXPENSES:
Advisory fees (See Note 4)	10,753,407
Fund accounting and administration fees	422,320
Service fees	332,848
Distribution and service fees	332,842
Audit and tax related fees	211,530
Transfer agency fees and expenses	141,148
Legal fees	99,918
Trustees fees and expenses	76,446
Custody fees	45,372
Chief Compliance Officer compensation	30,422
Federal and state registration fees	22,196
Other expenses	120,302

Total expenses	12,588,751

Net investment income	105,398,452

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,960,141
Foreign currency	(28,583)
Net change in unrealized appreciation (depreciation) on:
Investments	37,400,559
Foreign currency	(381)

Net realized and unrealized gain	45,331,736

Net increase in net assets resulting from operations	$150,730,188

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2024 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2023

OPERATIONS:
Net investment income	$105,398,452	$39,357,897
Net realized gain (loss) on:
Investments	7,960,141	(24,923,278)
Foreign currency	(28,583)	9,757
Net change in unrealized appreciation (depreciation) on:
Investments	37,400,559	363,164,041
Foreign currency	(381)	(256)
Net increase in net assets resulting from operations	150,730,188	377,608,161

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(188,300,000)	(5,618,485)
Total distributions	(188,300,000)	(5,618,485)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	71,300,621	128,256,089
Proceeds from shares issued to holders in reinvestment of dividends	44,383,083	3,714,500
Cost of shares redeemed	(155,271,956)	(351,694,101)
Net decrease in net assets from capital share transactions	(39,588,252)	(219,723,512)
Total increase (decrease) in net assets	(77,158,064)	152,266,164

NET ASSETS:
Beginning of year	1,157,790,096	1,005,523,932

End of year	$1,080,632,032	$1,157,790,096

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Statement of Cash Flows	For Period Ended April 30, 2024 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$150,730,188
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain on investments:	(45,360,700)
Amortization and accretion of premium & discount	(1,523,435)
Changes in assets and liabilities:
Dividends and interest receivable	(5,491,536)
Payable to Adviser	(175,732)
Payable to Custodian	5,688
Payable to Trustees	(48)
Accrued distribution and servicing fees	(19,957)
Accrued service fees	(19,950)
Payable for Chief Compliance Officer compensation	422
Accrued fund accounting and administration fees	64,463
Accrued audit and tax related fees	20,258
Accrued printing and mailing fees	(51,415)
Other accrued expenses	(47,244)
Other assets	20,900
Purchases of investments	(122,974,121)
Proceeds from sale of investments	190,731,892
Proceeds from cost adjustments	48,095,175
Net purchases and sales of short-term investments	(8,267,650)
Net cash provided by operating activities	205,737,198

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	71,252,913
Payment on shares repurchased	(155,271,956)
Cash distributions to shareholders	(143,916,917)
Net cash used in financing activities	(227,935,960)
Net decrease in cash and restricted cash	(22,198,762)
Cash and restricted cash, beginning of year	42,248,875
Cash and restricted cash, end of year	$20,050,113

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$119,054,792

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2024 (UNAUDITED)		YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2022	YEAR ENDED OCTOBER 31, 2021	YEAR ENDED OCTOBER 31, 2020(1)	YEAR ENDED OCTOBER 31, 2019

Per Share Data:
Net asset value, beginning of period	$54.75		$38.17	$37.82	$40.84	$41.15	$45.90
Income (loss) from investment operations
Net investment income (loss)(2)	5.05		1.75	0.37	0.54	0.21	— (3)
Net realized and unrealized gains (losses)	2.08		15.10	(0.02)	(2.59)	0.04(4)	(3.80)

Total from investment operations	7.13		16.85	0.35	(2.05)	0.25	(3.80)

Less distributions to shareholders
Dividends from net realized gains	—		—	—	—	—	—
Dividends from net investment income	(9.31)		(0.27)	—	(0.97)	(0.56)	(0.95)

Total distributions	(9.31)		(0.27)	—	(0.97)	(0.56)	(0.95)

Net asset value, end of period	$52.57		$54.75	$38.17	$37.82	$40.84	$41.15

Total return(5)	14.86	%(6)	44.18%	0.93%	(5.18)%	0.67%	(8.30)%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$1,080,632		$1,157,790	$1,005,524	$1,658,681	$2,818,599	$4,614,798
Ratio of expenses to average net assets	2.34	%(7)	2.34%	2.45%	2.36%	2.35%	2.24%
Ratio of net investment income (loss) to average net assets	19.60	%(7)	3.89%	0.95%	1.34%	0.52%	(0.01)%
Portfolio turnover rate	13.65	%(6)	11.31%	6.54%	1.49%	32.67%	16.11%

(1)	Effective July 31, 2020, the Fund effected a 1:5 reverse stock split. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Rounds to zero.
(4)	The amount of net realized and unrealized gain per share does not correspond with the net realized and unrealized loss reported within the Statement of Changes due to the timing of capital share transactions and fluctuating market values.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(6)	Not annualized.
(7)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered diversified closed-end management investment company issuing shares. As of April 30, 2024, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund will repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. In addition, if a repurchase offer is oversubscribed, the Fund will repurchase additional shares that are tendered by (i) a trust that funds a tax-qualified defined benefit plan that has terminated or that the sponsor or governing body of such plan has voted to terminate or (ii) a limited liability company that is owned by one or more such trusts (the “Defined Benefit Plan Offer”). A “tax-qualified defined benefit plan” means a defined benefit plan that is qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (for example, a corporate defined benefit pension plan or a defined benefit Keogh plan). It does not include, among other things, any defined contribution plan, 401(k) plan or individual retirement account (IRA). If the Defined Benefit Plan Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer or a Defined Benefit Plan Offer. If the Fund repurchases any shares pursuant to an Estate Offer or a Defined Benefit Plan Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).

The consolidated financial statements include the accounts of Point Dume Holdings Ltd which is a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. Point Dume Holdings Ltd acts as an investment vehicle in order to invest in derivative or insurance-related instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2024, Point Dume Holdings Ltd’s net assets were $32,198,376, which represented 3.0% of the Fund’s net assets.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of April 30, 2024. The transfers

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

from Level 3 to Level 2 occurred because previously unobservable market data became available as of April 30, 2024. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Chile	$—	$2,985,182	$—	$2,985,182
Europe	—	4,589,128	430,883	5,020,011
Global(1)	—	18,841,899	1,372,050	20,213,949
Jamaica	—	2,108,000	—	2,108,000
Japan	—	3,781,237	—	3,781,237
Mexico	—	3,921,842	—	3,921,842
New Zealand	—	1,284,444	—	1,284,444
United States	—	214,361,826	1,054,216	215,416,042
Total Event-Linked Bonds	—	251,873,558	2,857,149	254,730,707
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	1,273,116	1,273,116
Preference Shares
Global(1)	—	—	644,453,076	644,453,076
United States(1)	—	—	10,763,564	10,763,564
Total Preference Shares	—	—	655,216,640	655,216,640
Total Quota Shares and Other Reinsurance-Related Securities	—	—	656,489,756	656,489,756
Limited Liability Partnership(2)	—	—	20,663,529	20,663,529
Money Market Funds	125,049,875	—	—	125,049,875

Total Assets	$125,049,875	$251,873,558	$680,010,434	$1,056,933,867

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2024:

	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	LIMITED LIABILITY PARTNERSHIP
Beginning Balance—November 1, 2023	$1,943,701	$9,918,495	$753,578,077	$651,592	$4,929,014
Acquisitions	32,667	492,593	40,509,357	—	1,332,374
Dispositions	(366,000)	(9,506,140)	(120,226,014)	(558,230)	—
Realized gain (loss)	(1,369,827)	(2,185,790)	13,013,732	(1,547,268)	—
Return of capital	—	(553)	(49,426,996)	—	—
Change in unrealized appreciation/ (depreciation)	1,811,487	2,554,511	17,768,484	1,453,906	14,402,141
Transfers out of Level 3	(582,387)	—	—	—	—
Transfers into Level 3	1,387,508	—	—	—	—
Ending Balance—April 30, 2024	$2,857,149	$1,273,116	$655,216,640	$—	$20,663,529

As of April 30, 2024, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(957,582) for Event-Linked Bonds, $(402,257) for Participation Notes, $(13,780,462) for Preference Shares and $14,402,141 for Limited Liability Partnership.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares and private fund units are monitored daily for significant events that could affect the value of the instruments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2024:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/24	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Event-Linked Bonds	Financial Services	$—	Insurance industry model	Estimated losses: Estimated premiums earned:	$2.2MM-$2.2MM $2.0MM-$2.0MM	$0.0MM $0.0MM

Participation Notes	Financial Services	$686,637	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.1MM-$4.5MM $0.5MM-$3.9MM	$2.2MM $2.0MM

Preference Shares	Financial Services	$610,712,596	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$284.1MM $0.0MM-$451.6MM	$13.7MM $43.4MM

Limited Liability Partnership	Financial Services	$20,663,529	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$24.1MM $0.0MM-$39.2MM	$10.6MM $19.4MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry loss model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $2,857,149 for Event-Linked Bonds, $586,479 for Participation Notes, and $44,504,044 for Preference Shares.

Derivative Transactions — The Fund did not engage in derivatives for hedging and speculative purposes during the period ended April 30, 2024.

Futures Contracts — The Fund may purchase and sell futures contracts. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund did not hold futures contracts during the period ended April 30, 2024.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund may write put and call options to earn premium income, but the Fund did not write call or put options during the period ended April 30, 2024. With exchange-traded options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When a written option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise, index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps — The Fund may enter into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, April 30, 2024, the fund had no exposure to excess mortality swaps.

(b) Use of Estimates. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Offsetting on the Consolidated Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities”, specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2024, the Fund is not subject to any Master Netting Arrangements.

(d) Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes. The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the period ended April 30, 2024 the Fund had no exposure to ILW Notes.

(i) Distributions to Shareholders. The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(j) Foreign Securities and Currency Transactions. The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, and ILW Notes that provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation,

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

(k) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a first-in, first-out basis.

(l) Restricted Securities. The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(m) Rule 18f-4. The SEC adopted regulations under the 1940 Act governing the use of derivatives and certain related instruments by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. As a “limited derivatives user,” as defined in Rule 18f-4, the Fund has adopted policies and procedures reasonably designed to manage the Fund’s derivatives risk to ensure the Fund’s derivatives exposure remains limited. Rule 18f-4 restricts the Fund’s ability to engage in certain derivatives transactions and may increase the costs related to the Fund’s use of such derivatives transactions, which could adversely affect the value or performance of the Fund.

(n) New Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in December, 2022, the FASB issued Accounting Standards Update 2022-06, Reference Rate Reform (Topic 848), Deferral of the Sunset Date of Topic 848: Scope (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is also actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.

(o) Market Volatility. The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, bank failures and receiverships, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Adviser to invest the Fund’s assets as intended.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

For the fiscal year ended October 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$(6,354,561)	$6,354,561

These differences primarily relate to realized foreign currency gains/(losses), investment in passive foreign investment companies and controlled foreign corporations, tax treatment of swap contracts, and prior year post financial statements adjustments for tax returns purposes.

As of October 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$1,497,247,534
Unrealized appreciation	246,054,431
Unrealized depreciation	(583,919,617)
Net unrealized appreciation (depreciation)	(337,865,186)
Undistributed ordinary income	188,253,155
Undistributed long-term gains/(capital loss carryover)	(717,125,296)
Distributable loss	(528,872,141)
Other accumulated earnings	2,731,098
Total accumulated loss	$(864,006,229)

The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to mark-to-market adjustments on passive foreign investment companies, basis adjustments on investments in controlled foreign corporations and subsidiaries, and differences in amortization of interest income between book and tax.

The tax character of distributions paid during the year ended October 31, 2023 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	FOREIGN TAX CREDIT	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$5,618,485	$—	$ —	$ —	$5,618,485

The tax character of distributions paid during the year ended October 31, 2022 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	FOREIGN TAX CREDIT	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$—	$—	$ —	$ —	$—

At October 31, 2023 the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Interval Fund	$(25,523,691)	$(691,601,605)	$(717,125,296)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2023, or for any other tax years which are open for exam. As of October 31, 2023, open tax years include the periods ended October 31, 2021, 2022 and 2023. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

4. Agreements

(a) Investment Management Agreement. The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at an annual rate of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent. The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

(c) Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

5. Services Agreement

Servicing fees and distribution fees (together, the “intermediary fees”) may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries generally receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the intermediary fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any intermediary fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2024, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $126,322,693 and $189,304,571, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2024.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Shares sold	1,409,208	2,811,677
Shares issued to holders in reinvestment of dividends	935,168	71,861
Shares repurchased	(2,936,409)	(8,078,837)
Net decrease in shares	(592,033)	(5,195,299)
Shares outstanding:
Beginning of year	21,147,344	26,342,643
End of year	20,555,311	21,147,344

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Notes to Consolidated Financial Statements	April 30, 2024 (Unaudited)

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
December 2, 2022(1)	1,983,804	2,521,330
February 24, 2023	4,407,029	3,035,898
May 19, 2023(1)	1,094,878	1,236,815
August 18, 2023(1)	1,103,795	1,284,794
November 10, 2023(1)	1,059,522	1,065,194
February 23, 2024	3,528,230	1,871,215

(1)

In connection with the repurchase request deadline on December 2, 2022, May 19, 2023, August 18, 2023, and November 10, 2023 the Fund repurchased an additional amount, 2.0%, 0.7%, 0.8%, and 0.0% respectively, of the shares outstanding on the repurchase request deadline, in order to accommodate shareholder repurchasing requests.

9. Line of Credit

As of April 30, 2024, the Fund had an uncommitted, unsecured line of credit (the “Line”) with U.S. Bank National Association. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. The Line has a maximum withdrawal capacity of the lesser of 10% of the aggregate fair market value of the sum of the assets held in the custody and corporate trust accounts at U.S. Bank National Association at the time of any new borrowing for any period after the new borrowing or $125,000,000. Amounts outstanding under the Line can exceed 10% (up to 15%) of the aggregate fair market value of assets if such excess is not due to a new borrowing request, provided that any subsequent borrowing request cannot result in amounts outstanding to exceed the original 10% threshold. The Line has a maturity date of February 28, 2025 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2024, the Fund did not borrow from the Line.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2023	ENDING ACCOUNT VALUE APRIL 30, 2024	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2023 – APRIL 30, 2024
Actual	$1,000.00	$1,148.57	$12.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.22	$11.72

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.34%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2023 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

Short Term Cap Gain

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Reinsurance Risk Premium Interval Fund	0.00%

The Percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows (unaudited).

Reinsurance Risk Premium Interval Fund	2.12%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2023. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholders’ year-end tax reporting in February 2024. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2024

Investment Adviser

Stone Ridge Asset Management, LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Independent Registered Public Accounting Firm

Ernst & Young LLP

700 Nicollet Mall, Suite 500

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	YQSEMI

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Filed herewith.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust II

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/8/24

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 7/8/24

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